Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commissions and fees (CHF million)
Commissions and fees	12,952	14,078	13,750
Lending business
Commissions and fees (CHF million)
Commissions and fees	1,296	1,455	1,048
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	4,070	4,316	4,289
Other securities business
Commissions and fees (CHF million)
Commissions and fees	90	75	136
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	4,160	4,391	4,425
Underwriting
Commissions and fees (CHF million)
Commissions and fees	1,479	2,125	2,375
Brokerage
Commissions and fees (CHF million)
Commissions and fees	4,066	3,953	4,102
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	5,545	6,078	6,477
Other services
Commissions and fees (CHF million)
Commissions and fees	1,951	2,154	1,800